Shareholders' Equity (Details) - Schedule of stock option and RSU transactions - CAD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of stock option and RSU transactions [Line Items]
Total Stock-based Compensation, Outstanding at beginning	$ 8,697	$ 23,011
Total Stock-based Compensation, Granted		573
Total Stock-based Compensation, Exercised option or vested RSU	(4,619)	(17,783)
Total Stock-based Compensation, Expired		(37)
Total Stock-based Compensation, Amortized value of stock-based compensation	2,654	2,933
Total Stock-based Compensation, Outstanding at ending	$ 6,732	$ 8,697
Options [Member]
Shareholders' Equity (Details) - Schedule of stock option and RSU transactions [Line Items]
Number of Options, Outstanding at beginning (in Shares)	1,023,334	2,611,691
Weighted Average Exercise Price, Outstanding at beginning (in Dollars per share)	$ 14.61	$ 12.51
Amortized Value of options, Outstanding at beginning	$ 8,125	$ 22,524
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted (in Dollars per share)
Amortized Value of options, Granted
Number of Options, Exercised option or vested RSU (in Shares)	(186,007)	(1,585,501)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share)	$ 14.29	$ 11.17
Amortized Value of options, Exercised option or vested RSU	$ (1,447)	$ (14,370)
Number of Options, Expired (in Shares)		(2,856)
Weighted Average Exercise Price, Expired (in Dollars per share)		$ 6.3
Amortized Value of options, Expired		$ (37)
Number of Options, Amortized value of stock-based compensation (in Shares)
Weighted Average Exercise Price, Amortized value of stock-based compensation (in Dollars per share)
Amortized Value of options, Amortized value of stock-based compensation		$ 8
Number of Options, Outstanding at ending (in Shares)	837,327	1,023,334
Weighted Average Exercise Price, Outstanding at ending (in Dollars per share)	$ 14.69	$ 14.61
Amortized Value of options, Outstanding at ending	$ 6,678	$ 8,125
Number of Options, Exercisable (in Shares)	837,327	1,023,334
RSUs [Member]
Shareholders' Equity (Details) - Schedule of stock option and RSU transactions [Line Items]
Number of Options, Outstanding at beginning (in Shares)	173,800	135,450
Amortized Value of options, Outstanding at beginning	$ 572	$ 487
Number of Options, Granted (in Shares)		173,800
Amortized Value of options, Granted		$ 573
Number of Options, Exercised option or vested RSU (in Shares)	(148,800)	(135,450)
Amortized Value of options, Exercised option or vested RSU	$ (3,172)	$ (3,413)
Number of Options, Expired (in Shares)
Amortized Value of options, Expired
Number of Options, Amortized value of stock-based compensation (in Shares)
Amortized Value of options, Amortized value of stock-based compensation	$ 2,654	$ 2,925
Number of Options, Outstanding at ending (in Shares)	25,000	173,800
Amortized Value of options, Outstanding at ending	$ 54	$ 572